Expense Example	Jun. 09, 2026 USD ($)
Rayliant NxtGen Multifactor US Equity ETF | Rayliant NxtGen Multifactor US Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Rayliant NxtGen Multifactor Emerging Markets Equity ETF | Rayliant NxtGen Multifactor Emerging Markets Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Rayliant SMDAM Japan Equity ETF | Rayliant SMDAM Japan Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	852
Expense Example, with Redemption, 10 Years	$ 1,977